Condensed Financial Information of the Parent Company (Details) - Parent Company [Member] - Class A Ordinary Shares [Member] - $ / shares		Sep. 30, 2024	Sep. 30, 2023
Condensed Financial Information of the Parent Company [Line Items]
Ordinary shares, shares issued	[1]	2,258,204	1,728,410
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00003	$ 0.00003

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 12 and Note 14).